Related party transactions (Details 1) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Equity: Total		$ 561		$ 4,458
Issuance of units for Board of Directors' fees				189
Other and contributions from owner	[1]	157		426
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]	0	$ 189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[3]	$ 404		$ 3,843

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.